Document and Entity Information	3 Months Ended
Mar. 31, 2020
Cover [Abstract]
Entity Registrant Name	Brain Scientific Inc.
Document Type	S-1/A
Entity Central Index Key	0001662382
Amendment Flag	true
Amendment Description	The information in this prospectus is not complete and may be changed. The selling stockholders may not sell these securities under this prospectus until the registration statement of which it is a part and filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	true
Entity Incorporation State Code	NV